Consolidated Statements of Loss and Comprehensive Loss - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Expenses
Accretion	$ 445,190	$ 408,181
Amortization and depreciation	380,336	298,666
Community engagement	44,110
Consulting	258,495	72,726
General administrative costs	4,731,367	3,533,474
Impairment charges		78,456
Interest expense	2,556
Office and administrative	137,551	197,391
Professional fees	1,944,668	581,408
Project investigation	1,519
Promotion and shareholder communication	287,887	166,096
Reclamation costs		709,399
Travel	312,236	26,609
Transfer agent and filing fees	322,792	133,717
Staff costs	4,130,741	1,582,326
Stock option expense	5,744,655	1,425,645
Loss from operating expenses	(18,744,103)	(9,214,094)
Interest income	406,132	20,987
Loss on write-off of sales tax recoverable	(91,289)
Foreign exchange (loss) gain	(58,456)	27,265
Gain (loss) on divestment of mineral properties	29,148	(89,914)
(Loss) gain on change in asset retirement obligation estimate	(157,227)	1,719,943
Gain on disposal of subsidiary	1,594,901
Loss on contract termination		(2,750,000)
Unrealized gain on uranium investment		1,554,000
Gain on sale of uranium investment	35,000	524,075
Unrealized gain on marketable securities	1,057,405
Loss on investment in associate	(586,900)	(355,735)
Net loss for the year	(16,515,389)	(8,563,473)
Foreign currency translation adjustment	(665,809)	(1,325,855)
Comprehensive loss for the year	$ (17,181,198)	$ (9,889,328)
- basic # (in Shares)	105,529,292	65,325,525
- diluted # (in Shares)	105,529,292	65,325,525
Basic and diluted loss per share $ (in Dollars per share)	$ (0.16)	$ (0.13)